REGISTRATION NO. 333-63785
==============================================================================
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
     |_| PRE-EFFECTIVE AMENDMENT NO. __     |X| POST-EFFECTIVE AMENDMENT NO. 1


                        (CHECK APPROPRIATE BOX OR BOXES)

                         THE INFINITY MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 (614) 470-8000
                        (AREA CODE AND TELEPHONE NUMBER)

                     3435 STELZER ROAD, COLUMBUS, OHIO 43219
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: NUMBER,
                         STREET, CITY, STATE, ZIP CODE)

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              ROBERT L. TUCH, ESQ.
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

                                    COPY TO:

                             STUART H. COLEMAN, ESQ.
                          STROOCK & STROOCK & LAVAN LLP
                                 180 MAIDEN LANE
                          NEW YORK, NEW YORK 10038-4982

     It is proposed that this filing will become effective (check appropriate box)

          __X__  immediately upon filing pursuant to paragraph (b)

          _____  on  (date)    pursuant to paragraph (b)

          _____  60 days after filing pursuant to paragraph (a)(i)

          _____  on (date) pursuant to paragraph (a)(i)

          _____  75 days after filing pursuant to paragraph (a)(ii)

          _____  on (date) pursuant to paragraph (a)(ii) of Rule 485.

          If appropriate, check the following box:

          ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         THE INFINITY MUTUAL FUNDS, INC.

                                    Form N-14

                              Cross Reference Sheet
            Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.                               PROSPECTUS/PROXY
------------------                               STATEMENT CAPTION
                                                 ------------------
PART A

Item 1.   Beginning of Registration Statement    Cover Page*
          and Outside Front Cover Page of
          Prospectus

Item 2.   Beginning and Outside Back Cover       Cover Page*
          Page of Prospectus

Item 3.   Synopsis Information and Risk          Summary*
          Factors

Item 4.   Information About the Transaction      Letter to Stockholders;
                                                 Summary; Reasons for the
                                                 Exchange; Information About
                                                 the Exchange*

Item 5.   Information About the Registrant       Letter to Stockholders;
                                                 Information About Each Fund*

Item 6.   Information About the Company          Letter to Stockholders;
          Being Acquired                         Information About Each Fund*

Item 7.   Voting Information                     Letter to Stockholders; Voting
                                                 Information*

Item 8.   Interest of Certain Persons and        Additional Information About
          Experts                                the DG Funds and ISG Funds;
                                                 Financial Statements and
                                                 Experts*

Item 9.   Additional Information Required        Not Applicable
          for Reoffering by Persons Deemed
          to be Underwriters


                                                 Statement of Additional
                                                 INFORMATION CAPTION
PART B                                           ------------------------
------

Item 10.  Cover Page                             Statement of Additional
                                                 Information Cover Page*

Item 11.  Table of Contents                      Not Applicable

Item 12.  Additional Information about the       Statements of Additional
                                                 Information Registrant of the
                                                 ISG Funds*

Item 13.  Additional Information about the       Statement of Additional
          Company being Acquired                 Information of the DG Funds*

Item 14.  Financial Statements                   Statement of Additional
                                                 Information*

PART C

Item 15.  Indemnification

Item 16.  Exhibits

Item 17.  Undertakings

--------------------

* Incorporated herein by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-63785).

                         THE INFINITY MUTUAL FUNDS, INC.
                                     PART C

                                OTHER INFORMATION


ITEM 15.  INDEMNIFICATION.

                  The response to this item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A, filed on April 30, 1998.

ITEM 16.          EXHIBITS.

          (1)(a) Registrant's Charter is incorporated by reference to Exhibit (1) of Post-Effective Nos. 3, 26, and 36 to the Registration Statement on Form N-1A, filed on June 22, 1990, April 30, 1996, and March 31, 1998, respectively.

          (2) Registrant's Bylaws are incorporated by reference to Exhibit (2) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

          (3)              Not Applicable.

          (4) Form of Agreement and Plan of Reorganization is incorporated by reference to Exhibit 4 of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.

          (5)              Not Applicable.

          (6)(a) Investment Advisory Agreement with First American National Bank is incorporated by reference to
                           Exhibit 6(a) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.

          (6)(b) Sub-Investment Advisory Agreement between First American National Bank and Lazard Asset
                           Management is incorporated by reference to
                           Exhibit 6(b) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.

          (6)(c) Sub-Investment Advisory Agreement between First American National Bank and Womack Asset Management, Inc. is incorporated by reference to
                           Exhibit 6(c) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.

          (7)(a) Distribution Agreement with BISYS Fund Services Limited Partnership is incorporated by reference to
                           Exhibit 7(a) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.

          (7)(b) Forms of Shareholder Services Plan Agreements is incorporated by reference to Exhibit 7(b) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.

          (7)(c) Forms of Distribution Plan Agreements is incorporated by reference to Exhibit 7(c) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.

          (8)              Not Applicable.

          (9)(a) Custody Agreement with The Bank of New York is incorporated by reference to Exhibit (8)(a) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

          (9)(b) Form of Foreign Sub-Custodian Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1994.

         (10)              Distribution Plan is incorporated by reference to
                           Exhibit 10 of the Registrant's Registration
                           Statement on Form N-14 filed on September 18, 1998.


         (11) Opinion and consent of Registrant's counsel regarding the legality of the securities being registered is incorporated by reference to
                           Exhibit 10 of  Registrant's Registration
                           Statement on Form N-1A and to Registrant's
                           Rule 24f-2 Notices prior to amendment of Rule 24f-2.

         (12) Opinion and consent of Stroock & Stroock & Lavan LLP regarding tax matters.

         (13)(a) Administration Agreement with BISYS Fund Services Limited Partnership is incorporated by reference to
                           Exhibit 13(a) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.


         (13)(b) Shareholder Services Plan is incorporated by reference to Exhibit 13(b) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.


         (13)(c) Rule 18f-3 Plan for Registrant's Non-Money Market Portfolios is incorporated by reference to
                           Exhibit 13(c) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.


         (13)(d) Rule 18f-3 Plan for Registrant's Money Market Portfolios is incorporated by reference to
                           Exhibit 13(d) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.


         (14) Consent of Independent Auditors is incorporated by reference to Exhibit 14 of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.

         (15)              Not Applicable.

         (16)              Powers of Attorney is incorporated by reference to
                           Exhibit 16 of the Registrant's Registration
                           Statement on Form N-14 filed on September 18, 1998.


         (17)(a)           Form of Proxy is incorporated by reference to
                           Exhibit 17(a) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.


         (17)(b)           Registrant's Preliminary Prospectus and
                           Prospectus is incorporated by reference to
                           Exhibit 17(b) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.


         (17)(c) DG Funds' Prospectuses is incorporated by reference to Exhibit 17(c) of the Registrant's Registration Statement on Form N-14 filed on September 18, 1998.


------------------

ITEM 17.          UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of
                  this   registration statement by any person or party
                  who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 14th day of December, 1998.

                                     THE INFINITY MUTUAL FUNDS, INC.

                                     (Registrant)


                                     By: /S/WILLIAM B. BLUNDIN
                                         ------------------------
                                         William B. Blundin
                                         President and Chairman
                                         of the Board

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/S/WILLIAM B. BLUNDIN       President and Chairman          December 14, 1998
----------------------      of the Board (Principal
William B. Blundin          Executive Officer)


/S/GARY R. TENKMAN          Treasurer (Principal            December 14, 1998
----------------------      Financial and
Gary R. Tenkman             Accounting Officer)


/S/NORMA A. COLDWELL        Director                        December 14, 1998
---------------------
Norma A. Coldwell


/S/RICHARD H. FRANCIS       Director                        December 14, 1998
---------------------
Richard H. Francis


/S/WILLIAM W. MCINNES       Director                        December 14, 1998
---------------------
William W. McInnes

/S/ROBERT A. ROBINSON      Director                         December 14, 1998
----------------------
Robert A. Robinson
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                        -------------------------------
                                    EXHIBITS
                        -------------------------------


                               INDEX TO EXHIBITS
                                                               Page

(12)      Opinion and consent of Stroock &
          Stroock & Lavan LLP regarding tax matters..............